Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable

	December 31, 2015	December 31, 2014
Trade payables	$945	$1,004
VAT and other payables	28	42
Total	$973	$1,046